Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2020	Dec 31, 2019
Revolving credit facility	1,555,215	1,539,225
Senior unsecured notes	378,633	385,440
Long-term debt	1,933,848	1,924,665

Summary of change in long-term debt

The following table reconciles the change in Vermilion’s long-term debt:

	2020	2019
Balance at January 1	1,924,665	1,796,207
Borrowings on the revolving credit facility	22,183	207,787
Amortization of transaction costs	833	4,379
Foreign exchange	(13,833)	(83,708)
Balance at December 31	1,933,848	1,924,665

Summary of financial covenants

As at December 31, 2020, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2020	Dec 31, 2019
Consolidated total debt to consolidated EBITDA	Less than 4.0	3.48	1.94
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	2.82	1.56
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	8.12	13.46

Summary of redemption price of unsecured notes

Year	Redemption price
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%

Revolving Credit Facilities [Member]
Disclosure of Long-term Debt [Line Items]
Summary of outstanding long-term debt

As at December 31, 2020, Vermilion had in place a bank revolving credit facility maturing May 31, 2024 with the following terms:

	As at
	Dec 31, 2020	Dec 31, 2019
Total facility amount	2,100,000	2,100,000
Amount drawn	(1,555,215)	(1,539,225)
Letters of credit outstanding	(23,210)	(10,230)
Unutilized capacity	521,575	550,545